Trade and other receivables (Schedule of detailed information about trade and other receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables	$ 343.8	$ 179.1
Statutory receivables	30.2	50.0
Other receivables	3.8	6.4
Trade and other receivables	$ 377.8	$ 235.5